Prepayment, Deposits and Other Receivables (Details Narrative) - USD ($)	May 31, 2020	May 31, 2019
Prepayment Deposits And Other Receivables
Rental deposit and advanced payment to supplier	$ 39,598
Outstanding prepaid expense and prepayment	110,382
Other receivables	$ 2,368,718